Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net profit for the year	£ 1,509	£ 1,428	£ 1,656
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on defined benefit pension schemes	(137)	(91)	233
Tax on items that will not be reclassified to profit or loss	23	15	(59)
Total items that will not be reclassified to profit or loss	(114)	(76)	174
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(82)	207	(507)
Fair value movements on cash flow hedges	16	(59)	137
Transfer to net profit from cash flow hedge reserve	35	17	25
Tax on items that may be reclassified to profit or loss	(8)	9	(30)
Total items that may be reclassified to profit or loss	(39)	174	(375)
Other comprehensive income/(loss) for the year	(153)	98	(201)
Total comprehensive income for the year	1,356	1,526	1,455
Attributable to:
RELX PLC shareholders	1,352	1,520	1,447
Non-controlling interests	4	6	8
Total comprehensive income for the year	£ 1,356	£ 1,526	£ 1,455